UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2019

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 12.8%
Diversified Telecommunication Services - 3.5%
Bharti Infratel Ltd.	4,427	$18,192
China Telecom Corp. Ltd., Class H Shares	48,000	25,937
China Tower Corp. Ltd., Class H Shares	126,000	26,977	*
China Unicom Hong Kong Ltd.	22,000	25,093
Chunghwa Telecom Ltd.	15,000	52,244
KT Corp.	402	10,333
KT Corp. , ADR	734	10,144
LG Uplus Corp.	1,544	20,954
Telekom Malaysia Bhd	11,200	7,957
Telekomunikasi Indonesia Persero Tbk PT	964,000	269,071
Tower Bersama Infrastructure Tbk PT	43,100	15,176
True Corp. PCL	191,148	31,203	(a)

Total Diversified Telecommunication Services		513,281

Entertainment - 0.1%
NetEase Inc., ADR	50	12,597

Interactive Media & Services - 0.9%
Baidu Inc., ADR	100	17,263	*
Tencent Holdings Ltd.	2,600	114,647

Total Interactive Media & Services		131,910

Media - 1.5%
Cyfrowy Polsat SA	3,193	20,377	*
Grupo Televisa SAB	18,663	47,010
Megacable Holdings SAB de CV	2,000	9,040
Naspers Ltd., Class N Shares	476	109,046
Surya Citra Media Tbk PT	134,400	18,132
Zee Entertainment Enterprises Ltd.	2,205	11,788

Total Media		215,393

Wireless Telecommunication Services - 6.8%
Advanced Info Service PCL, Registered Shares	19,000	108,554	(a)
America Movil SAB de CV, Series L Shares	120,878	97,766
Axiata Group Bhd	24,000	23,496
Bharti Airtel Ltd.	20,405	87,909
China Mobile Ltd.	20,000	209,770
DiGi.Com Bhd	28,700	32,652
Far EasTone Telecommunications Co., Ltd.	8,000	18,645
Maxis Bhd	20,400	28,638
Mobile TeleSystems PJSC, ADR	10,900	93,740
MTN Group Ltd.	7,520	49,319

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - (continued)
SK Telecom Co., Ltd.	243	$56,346
Taiwan Mobile Co., Ltd.	7,000	24,950
TIM Participacoes SA	8,359	28,454
Turkcell Iletisim Hizmetleri AS	36,890	103,416
Vodacom Group Ltd.	2,896	26,315
Vodafone Idea Ltd.	24,852	10,518	*

Total Wireless Telecommunication Services		1,000,488

TOTAL COMMUNICATION SERVICES		1,873,669

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Bosch Ltd.	39	10,338
Cheng Shin Rubber Industry Co., Ltd.	8,000	11,236
Hyundai Mobis Co., Ltd.	92	18,604
Motherson Sumi Systems Ltd.	3,594	7,105

Total Auto Components		47,283

Automobiles - 2.9%
Astra International Tbk PT	421,600	254,967
Bajaj Auto Ltd.	229	8,225
BYD Co., Ltd., Class H Shares	1,500	8,803
Dongfeng Motor Group Co., Ltd., Class H Shares	8,000	8,370
Eicher Motors Ltd.	49	13,095
Geely Automobile Holdings Ltd.	10,000	16,899
Guangzhou Automobile Group Co., Ltd., Class H Shares	8,400	9,078
Hero MotoCorp Ltd.	231	8,490
Hyundai Motor Co.	209	24,325
Kia Motors Corp.	437	14,277
Mahindra & Mahindra Ltd.	2,039	19,497
Maruti Suzuki India Ltd.	267	24,932
Tata Motors Ltd.	4,446	11,328	*

Total Automobiles		422,286

Diversified Consumer Services - 0.5%
Kroton Educacional SA	5,786	18,155
New Oriental Education & Technology Group Inc., ADR	300	23,112	*
TAL Education Group, ADR	906	28,113	*

Total Diversified Consumer Services		69,380

Hotels, Restaurants & Leisure - 1.8%
Alsea SAB de CV	3,700	10,286
Genting Bhd	31,800	53,880
Genting Malaysia Bhd	46,600	37,430
Huazhu Group Ltd., ADR	309	9,811

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Minor International PCL	64,600	$80,123	(a)
OPAP SA	4,778	46,739
Yum China Holdings Inc.	804	29,306

Total Hotels, Restaurants & Leisure		267,575

Household Durables - 0.2%
Haier Electronics Group Co., Ltd.	4,000	11,495	*
LG Electronics Inc.	207	12,390
Tatung Co. Ltd.	9,000	7,881	*

Total Household Durables		31,766

Internet & Direct Marketing Retail - 1.3%
Alibaba Group Holding Ltd., ADR	600	101,094	*
Ctrip.com International Ltd., ADR	800	26,640	*
JD.com Inc., ADR	1,800	44,730	*
Vipshop Holdings Ltd., ADR	1,700	13,073	*

Total Internet & Direct Marketing Retail		185,537

Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	2,000	9,895

Multiline Retail - 1.4%
El Puerto de Liverpool SAB de CV, Class C1 Shares	2,086	13,734
Lojas Renner SA	2,755	34,411
Magazine Luiza SA	300	14,747
Robinson PCL	15,200	33,083	(a)
SACI Falabella	13,333	107,472

Total Multiline Retail		203,447

Specialty Retail - 0.8%
Home Product Center PCL	109,100	54,476	(a)
Hotai Motor Co., Ltd.	1,000	9,537
JUMBO SA	2,229	36,523
Petrobras Distribuidora SA	1,500	10,974

Total Specialty Retail		111,510

Textiles, Apparel & Luxury Goods - 1.0%
ANTA Sports Products Ltd.	3,000	15,503
CCC SA	400	19,259
Eclat Textile Co., Ltd	1,020	11,554
Feng TAY Enterprise Co., Ltd.	1,120	7,018
FF Group	894	4,924	*(a)(b)
LPP SA	17	38,315
Pou Chen Corp.	10,000	11,979

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Shenzhou International Group Holdings Ltd.	2,000	$23,539
Titan Co., Ltd.	1,248	17,474

Total Textiles, Apparel & Luxury Goods		149,565

TOTAL CONSUMER DISCRETIONARY		1,498,244

CONSUMER STAPLES - 11.6%
Beverages - 1.4%
Ambev SA	8,811	42,352
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,253	18,110
China Resource Beer Holdings Co., Ltd.	12,000	42,056
Cia Cervecerias Unidas SA	2,722	37,151
Fomento Economico Mexicano SAB de CV	3,960	36,211
Tsingtao Brewery Co., Ltd., Class H Shares	4,000	17,562
United Spirits Ltd.	1,352	10,262	*

Total Beverages		203,704

Food & Staples Retailing - 3.6%
Berli Jucker PCL	9,200	14,356	(a)
Bid Corp. Ltd.	1,490	31,817
BIM Birlesik Magazalar AS	4,486	78,221
Cencosud SA	24,412	49,521
Clicks Group Ltd.	1,220	18,102
CP ALL PCL	37,500	93,322	(a)
E-MART Inc.	61	10,526
Magnit PJSC, Registered Shares, GDR	3,402	54,160
Pick n Pay Stores Ltd.	2,505	13,110
President Chain Store Corp.	4,000	41,990
Raia Drogasil SA	500	8,510
Shoprite Holdings Ltd.	2,128	26,243
SPAR Group Ltd.	945	14,200
Sun Art Retail Group Ltd.	20,000	19,779
Wal-Mart de Mexico SAB de CV	9,780	25,817
X5 Retail Group NV, Registered Shares, GDR	1,073	28,284
X5 Retail Group NV, Registered Shares, GDR	196	5,135

Total Food & Staples Retailing		533,093

Food Products - 3.8%
BRF SA	1,400	9,047	*
Charoen Pokphand Foods PCL	21,000	18,316	(a)
Charoen Pokphand Indonesia Tbk PT	119,800	63,448
China Huishan Dairy Holdings Co., Ltd.	25,000	0	*(a)(b)(c)
China Mengniu Dairy Co., Ltd.	22,000	67,990	*
CJ CheilJedang Corp.	32	9,850	*

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Food Products - (continued)
Dali Foods Group Co., Ltd.	20,000	$13,611
Gruma SAB de CV, Class B Shares	713	8,753
Grupo Bimbo SAB de CV, Class A Shares	4,822	9,592
Indofood CBP Sukses Makmur Tbk PT	33,500	25,834
Indofood Sukses Makmur Tbk PT	74,600	41,378
IOI Corp. Bhd	12,600	14,304
Kuala Lumpur Kepong Bhd	2,500	15,064
Nestle India Ltd.	78	12,610
Nestle Malaysia Bhd	300	10,876
PPB Group Bhd	3,240	14,396
Sime Darby Plantation Bhd	15,000	18,933
Standard Foods Corp.	6,388	10,376
Thai Union Group PCL, Class F Shares	20,400	12,210	(a)
Tiger Brands Ltd.	755	15,716
Tingyi Cayman Islands Holding Corp.	16,000	22,267
Uni-President China Holdings Ltd.	14,000	12,418
Uni-President Enterprises Corp.	36,000	84,254
Want Want China Holdings Ltd.	44,000	35,495
Yihai International Holding Ltd.	4,000	12,183

Total Food Products		558,921

Household Products - 1.0%
Hindustan Unilever Ltd.	1,755	43,511
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,023	8,455
Unilever Indonesia Tbk PT	24,600	88,030

Total Household Products		139,996

Personal Products - 0.8%
Amorepacific Corp.	64	10,440	*
Dabur India Ltd.	1,738	10,842
Godrej Consumer Products Ltd.	1,308	13,045
Hengan International Group Co., Ltd.	6,000	47,103
LG Household & Health Care Ltd.	18	20,465
Marico Ltd.	1,923	9,916

Total Personal Products		111,811

Tobacco - 1.0%
British American Tabacco Malaysia Bhd	1,200	11,226
Gudang Garam Tbk PT	7,500	44,901
Hanjaya Mandala Sampoerna Tbk PT	142,800	39,143

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Tobacco - (continued)
ITC Ltd.	8,434	$33,045
KT&G Corp.	238	21,198	*

Total Tobacco		149,513

TOTAL CONSUMER STAPLES		1,697,038

ENERGY - 8.6%
Energy Equipment & Services - 0.5%
China Oilfield Services Ltd., Class H Shares	8,000	7,912
Dialog Group Bhd	79,400	58,154

Total Energy Equipment & Services		66,066

Oil, Gas & Consumable Fuels - 8.1%
Adaro Energy Tbk PT	351,100	34,928
Bharat Petroleum Corp. Ltd.	1,636	7,946
Bukit Asam Tbk PT	82,100	25,325
China Petroleum & Chemical Corp., Class H Shares	64,000	53,587
China Shenhua Energy Co., Ltd., Class H Shares	12,000	30,280
CNOOC Ltd.	50,000	83,602
Coal India Ltd.	2,841	8,974
Ecopetrol SA	87,487	82,804
Empresas COPEC SA	7,595	104,650
Formosa Petrochemical Corp.	22,000	76,982
Gazprom PJSC	9,719	24,167
Grupa Lotos SA	821	20,560
GS Holdings Corp.	252	12,321
Hindustan Petroleum Corp. Ltd.	2,134	7,006
Kunlun Energy Co. Ltd.	12,000	12,785
LUKOIL PJSC	404	32,531
Novatek PJSC, Registered Shares, GDR	86	15,781
Oil & Natural Gas Corp. Ltd.	3,964	7,873
PetroChina Co., Ltd., Class H Shares	68,000	43,850
Petroleo Brasileiro SA	4,873	39,529
Petronas Dagangan Bhd	4,200	27,050
Polski Koncern Naftowy ORLEN SA	2,021	56,979
Polskie Gornictwo Naftowe i Gazownictwo SA	13,302	27,330
PTT Exploration & Production PCL	4,100	16,141	(a)
PTT PCL	30,000	46,571	(a)
Reliance Industries Ltd.	5,241	90,432
Rosneft Oil Co. PJSC	1,580	9,923
SK Innovation Co., Ltd.	241	40,829
S-Oil Corp.	167	15,685
Tatneft PJSC	1,505	18,546

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Thai Oil PCL	4,600	$10,601	(a)
Ultrapar Participacoes SA	584	9,170
United Tractor Tbk PT	47,100	86,717
Yanzhou Coal Mining Co., Ltd., Class H Shares	10,000	9,125

Total Oil, Gas & Consumable Fuels		1,190,580

TOTAL ENERGY		1,256,646

FINANCIALS - 14.9%
Banks - 12.2%
Absa Group Ltd.	1,300	18,103
Agricultural Bank of China Ltd., Class H Shares	22,000	10,346
Akbank TAS	16,315	22,317
Axis Bank Ltd.	1,752	17,803	*
Banco de Chile	214,320	34,137
Banco de Credito e Inversiones SA	412	29,482
Banco do Brasil SA	700	9,965
Banco Santander Chile	587,888	47,612
Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand, Class B Shares	10,184	15,264
Bancolombia SA	1,498	16,281
Bangkok Bank PCL, Registered Shares	1,190	8,418
Bank Central Asia Tbk PT	52,700	106,267
Bank Danamon Indonesia Tbk PT	20,600	13,416
Bank Mandiri Persero Tbk PT	106,600	56,838
Bank Negara Indonesia Persero Tbk PT	41,700	27,084
Bank of China Ltd., Class H Shares	73,000	33,678
Bank of the Philippine Islands	7,310	12,765
Bank Polska Kasa Opieki SA	587	17,482
Bank Rakyat Indonesia Persero Tbk PT	309,800	85,363
BDO Unibank Inc.	16,630	43,083
China Construction Bank Corp., Class H Shares	86,000	76,830
China Merchants Bank Co., Ltd., Class H Shares	4,000	17,434
CIMB Group Holdings Bhd	10,600	14,544
Commercial International Bank Egypt, SAE	19,977	93,764
Credicorp Ltd.	384	93,227
CTBC Financial Holding Co., Ltd.	23,880	16,090
Grupo Financiero Banorte SAB de CV, Class O Shares	12,179	68,069
Grupo Financiero Inbursa SAB de CV, Class O Shares	11,088	16,100
Hana Financial Group Inc.	311	11,167
ICICI Bank Ltd.	2,849	14,599
Industrial and Commercial Bank of China Ltd., Class H Shares	52,000	40,160

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
Itau CorpBanca	954,277	$9,628
Kasikornbank PCL	4,300	27,527
Kasikornbank PCL	7,500	48,492
KB Financial Group Inc.	329	14,208
Komercni banka AS	1,240	50,054
Krung Thai Bank PCL	22,600	14,323	(a)
Malayan Banking Bhd	10,100	23,524
Mega Financial Holding Co., Ltd.	18,000	15,585
Metropolitan Bank & Trust Co.	8,170	13,170
Moneta Money Bank AS	10,778	36,736
Nedbank Group Ltd.	741	15,957
OTP Bank Nyrt	2,231	92,060
Powszechna Kasa Oszczednosci Bank Polski SA	2,736	29,109
Public Bank Bhd	6,800	41,139
Santander Bank Polska SA	153	15,400
Sberbank of Russia PJSC	24,588	81,824
Shinhan Financial Group Co., Ltd.	350	13,589
Siam Commercial Bank PCL	11,500	48,956	(a)
Standard Bank Group Ltd.	1,517	22,292
State Bank of India	2,565	10,591	*
Turkiye Garanti Bankasi AS	17,477	30,592
Turkiye Halk Bankasi AS	9,343	13,719
Turkiye Is Bankasi AS, Class C Shares	16,073	17,638
VTB Bank PJSC	18,285,567	10,606

Total Banks		1,784,407

Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	1,762	15,222
Moscow Exchange MICEX-RTS PJSC	7,383	10,466	*

Total Capital Markets		25,688

Diversified Financial Services - 1.0%
Ayala Corp.	2,210	39,314
FirstRand Ltd.	5,620	29,387
Grupo de Inversiones Suramericana SA	1,483	16,557
GT Capital Holdings Inc.	877	17,957
Haci Omer Sabanci Holding AS	6,532	11,825
Metro Pacific Investments Corp.	120,600	11,248
Remgro Ltd.	988	15,713

Total Diversified Financial Services		142,001

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Insurance - 1.2%
Cathay Financial Holding Co., Ltd.	6,000	$8,515
China Life Insurance Co., Ltd., Class H Shares	6,000	14,788
China Pacific Insurance Group Co., Ltd., Class H Shares	2,800	9,795
Discovery Ltd.	814	9,767
Fubon Financial Holdings Co., Ltd.	8,000	11,601
PICC Property & Casualty Co., Ltd., Class H Shares	9,000	9,279
Ping An Insurance Group Co. of China Ltd., Class H Shares	4,500	43,528
Powszechny Zaklad Ubezpieczen SA	2,262	27,203
Samsung Fire & Marine Insurance Co., Ltd.	50	12,268
Samsung Life Insurance Co., Ltd.	121	9,602
Sanlam Ltd.	3,176	20,131

Total Insurance		176,477

Thrifts & Mortgage Finance - 0.3%
Housing Development Finance Corp., Ltd.	1,944	52,546

TOTAL FINANCIALS		2,181,119

HEALTH CARE - 6.0%
Biotechnology - 0.5%
3SBio Inc.	7,500	12,521
Celltrion Inc.	171	33,728	*
SillaJen Inc.	148	10,030	*
ViroMed Co. Ltd.	77	19,100

Total Biotechnology		75,379

Health Care Equipment & Supplies - 0.3%
Hartalega Holdings Bhd	16,400	21,621
Shandong Weigao Group Medical Polymer Co., Ltd., Class H
Shares	12,000	10,017
Top Glove Corp. Bhd	17,400	20,476

Total Health Care Equipment & Supplies		52,114

Health Care Providers & Services - 2.0%
Bangkok Dusit Medical Services PCL, Class F Shares	102,400	77,351	(a)
Bumrungrad Hospital PCL	10,200	60,725	(a)
Celltrion Healthcare Co., Ltd.	172	11,458	*
IHH Healthcare Bhd	28,200	38,555
Life Healthcare Group Holdings Ltd.	16,339	33,392
Netcare Ltd.	11,508	21,464
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	6,500	13,834
Sinopharm Group Co., Ltd., Class H Shares	6,800	30,374

Total Health Care Providers & Services		287,153

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.	20,000	18,301	*

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	501	$10,610
Samsung Biologics Co., Ltd.	35	12,551	*
Wuxi Biologics Cayman Inc.	2,500	21,490	*

Total Life Sciences Tools & Services		44,651

Pharmaceuticals - 2.8%
Aspen Pharmacare Holdings, Ltd.	4,950	54,192
Aurobindo Pharma Ltd.	1,773	19,640
Cadila Healthcare Ltd.	1,424	6,386
China Medical System Holdings Ltd.	8,000	8,289
China Resources Pharmaceutical Group Ltd.	7,500	10,648
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	10,399
Cipla Ltd.	1,908	13,878
CSPC Pharmaceutical Group Ltd.	24,000	41,169
Dr. Reddy’s Laboratories Ltd.	822	31,447
Glenmark Pharmaceuticals Ltd.	1,438	13,176
Hutchison China MediTech, Ltd.	336	7,627	*
Hypera SA	7,700	67,323
Lupin Ltd.	1,571	19,344
Piramal Enterprises Ltd.	458	13,089
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	2,500	7,599
Sihuan Pharmaceutical Holdings Group Ltd.	36,000	7,570
Sino Biopharmaceutical Ltd.	35,000	29,439
SSY Group Ltd.	10,000	8,959
Sun Pharmaceutical Industies Ltd.	4,161	24,775
Yuhan Corp.	43	9,198

Total Pharmaceuticals		404,147

TOTAL HEALTH CARE		881,745

INDUSTRIALS - 9.9%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,556	17,657
Embraer SA	2,852	15,141

Total Aerospace & Defense		32,798

Airlines - 1.4%
Air China Ltd., Class H Shares	10,000	9,915
AirAsia Group Bhd	15,300	11,355
Eva Airways Corp.	27,686	13,428
InterGlobe Aviation Ltd.	646	10,789
Latam Airlines Group SA	10,534	126,422
Turk Hava Yollari AO	9,399	28,001	*

Total Airlines		199,910

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	13,000	$13,055

Construction & Engineering - 0.8%
China Communications Construction Co., Ltd., Class H Shares	20,000	20,008
China Railway Construction Corp. Ltd., Class H Shares	9,000	12,479
China Railway Group Ltd., Class H Shares	20,000	18,658
Gamuda Bhd	14,700	9,905
IJM Corp. Bhd	26,900	12,018
Larsen & Toubro Ltd.	2,391	44,186

Total Construction & Engineering		117,254

Electrical Equipment - 0.3%
Havells India Ltd.	1,671	16,763
Shanghai Electric Group Co., Ltd., Class H Shares	22,000	7,682
Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares	2,100	11,642

Total Electrical Equipment		36,087

Industrial Conglomerates - 3.4%
Aboitiz Equity Ventures Inc.	25,070	30,911
Alfa SAB de CV, Class A Shares	23,990	30,422
Alliance Global Group Inc.	56,700	14,907
Bidvest Group Ltd.	8,165	124,659
CITIC Ltd.	22,000	33,252
DMCI Holdings Inc.	45,200	10,912
Far Eastern New Century Corp.	18,000	17,401
Fosun International Ltd.	12,000	17,893
Grupo Carso SAB de CV, Series A1 Shares	2,558	10,082
HAP Seng Consolidated Bhd	5,200	12,505
JG Summit Holdings Inc.	33,720	41,835
KOC Holding AS	10,110	33,792
LG Corp.	189	13,198
Samsung C&T Corp.	155	16,717
Sime Darby Bhd	22,900	12,523
SK Holdings Co., Ltd.	58	13,736
SM Investments Corp.	2,905	55,190
Turkiye Sise ve Cam Fabrikalari AS	8,750	11,479

Total Industrial Conglomerates		501,414

Machinery - 0.7%
Airtac International Group	1,000	11,458
Ashok Leyland Ltd.	6,394	7,309
China Conch Venture Holdings Ltd.	6,500	21,662
CRRC Corp. Ltd., Class H Shares	17,000	17,072
Haitian International Holdings Ltd.	5,000	11,470

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Machinery - (continued)
Hiwin Technologies Corp.	1,091	$8,594
WEG SA	3,751	19,400
Weichai Power Co., Ltd., Class H Shares	8,000	10,705

Total Machinery		107,670

Marine - 0.1%
MISC Bhd	10,200	16,884

Professional Services - 0.1%
51Job Inc., ADR	133	9,262	*

Road & Rail - 0.4%
BTS Group Holdings PCL	69,400	22,213	(a)
Localiza Rent a Car SA	2,000	18,283
Rumo SA	4,500	24,274	*

Total Road & Rail		64,770

Transportation Infrastructure - 2.4%
Adani Ports & Special Economic Zone Ltd.	3,433	16,347
Airports of Thailand PCL	48,800	107,776	(a)
Bangkok Expressway & Metro PCL	96,800	32,223	(a)
Beijing Capital International Airport Co., Ltd., Class H Shares	8,000	7,473
CCR SA	5,434	22,197
China Merchants Port Holdings Co. Ltd.	6,000	11,852
COSCO SHIPPING Ports Ltd.	10,000	10,399
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	3,176	28,720
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,674	30,464
International Container Terminal Services Inc.	6,270	13,019
Malaysia Airports Holdings Bhd	8,000	15,703
Promotora y Operadora de Infraestructura SAB de CV	1,616	16,527
TAV Havalimanlari Holding AS	2,983	16,068
Westports Holdings Bhd	9,800	8,900
Zhejiang Expressway Co., Ltd., Class H Shares	10,000	10,246

Total Transportation Infrastructure		347,914

TOTAL INDUSTRIALS		1,447,018

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co., Ltd.	5,040	11,484
Sunny Optical Technology Group Co., Ltd.	800	7,860

Total Electronic Equipment, Instruments & Components		19,344

IT Services - 1.3%
Cielo SA	29,288	95,997
HCL Technologies Ltd.	750	10,601
Infosys Ltd.	4,605	48,533

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
IT Services - (continued)
Tata Consultancy Services Ltd.	1,073	$30,387
Tech Mahindra Ltd.	849	8,737

Total IT Services		194,255

Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc.	134	8,900
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	28,775

Total Semiconductors & Semiconductor Equipment		37,675

Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co., Ltd.	856	35,505

TOTAL INFORMATION TECHNOLOGY		286,779

MATERIALS - 11.1%
Chemicals - 2.2%
Asian Paints Ltd.	1,030	20,458
Formosa Chemicals & Fibre Corp.	4,000	13,866
Formosa Plastics Corp.	5,000	16,601
Indorama Ventures PCL	11,300	17,361
LG Chem, Ltd.	79	26,129
Lotte Chemical Corp.	44	11,864
Mexichem SAB de CV	4,026	10,835
Nan Ya Plastics Corp.	6,000	14,902
Petkim Petrokimya Holding AS	21,405	23,862
Petronas Chemicals Group Bhd	32,900	67,872
PTT Global Chemical PCL	14,800	32,212	(a)
Sasol Ltd.	1,207	36,421
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	46,000	21,749
UPL Ltd.	1,123	12,419

Total Chemicals		326,551

Construction Materials - 2.7%
Anhui Conch Cement Co., Ltd., Class H Shares	11,500	62,141
BBMG Corp., Class H Shares	31,000	10,588
Cemex SAB de CV	61,138	33,319	*
China National Building Material Co., Ltd., Class H Shares	40,000	31,759
China Resources Cement Holdings Ltd.	20,000	20,212
Grasim Industries Ltd.	611	6,194
Indocement Tunggal Prakarsa Tbk PT	61,200	84,206
Semen Indonesia Persero Tbk PT	97,800	88,718
Shree Cement Ltd.	57	12,595
Siam Cement PCL, Registered Shares	2,500	37,129
UltraTech Cement Ltd.	175	8,660

Total Construction Materials		395,521

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Metals & Mining - 4.6%
Alrosa PJSC	10,074	$15,164
Aluminum Corp. of China Ltd., Class H Shares	48,000	17,679	*
Angang Steel Co., Ltd., Class H Shares	14,000	10,455
AngloGold Ashanti Ltd.	906	12,766
China Hongqiao Group Ltd.	22,500	14,337
China Molybdenum Co., Ltd., Class H Shares	42,000	16,968
China Zhongwang Holdings Ltd.	28,400	14,224
Cia de Minas Buenaventura SAA, ADR	2,070	32,396
Eregli Demir ve Celik Fabrikalari TAS	37,938	62,229
Gold Fields Ltd.	2,934	11,886
Grupo Mexico SAB de CV, Series B Shares	13,957	33,381
Hindalco Industries Ltd.	3,785	11,096
Hyundai Steel Co.	239	10,998
Industrias Penoles, SAB de CV	780	10,699
Jastrzebska Spolka Weglowa SA	866	15,927	*
Jiangxi Copper Co., Ltd., Class H Shares	19,000	24,069
JSW Steel Ltd.	3,127	12,074
KGHM Polska Miedz SA	2,333	59,153	*
Korea Zinc Co., Ltd.	26	10,293
MMC Norilsk Nickel PJSC	228	47,342
MMG Ltd.	24,000	8,748	*
Novolipetsk Steel PJSC	5,020	11,655
POSCO	136	33,491
Press Metal Aluminium Holdings Bhd	20,900	21,992
Severstal PJSC	653	9,958
Southern Copper Corp.	973	32,712
Tata Steel Ltd.	1,783	11,951
Vale SA	4,441	55,470
Vedanta Ltd.	4,984	13,830
Zijin Mining Group Co., Ltd., Class H Shares	54,000	20,095

Total Metals & Mining		663,038

Paper & Forest Products - 1.6%
Empresas CMPC SA	15,838	57,467
Indah Kiat Pulp & Paper Corp. Tbk PT	89,900	83,643
Lee & Man Paper Manufacturing Ltd.	18,000	15,989
Mondi Ltd.	355	8,777
Nine Dragons Paper Holdings Ltd.	18,000	18,260
Pabrik Kertas Tjiwi Kimia Tbk PT	45,600	43,976

Total Paper & Forest Products		228,112

TOTAL MATERIALS		1,613,222

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Fortress REIT Ltd., Class A Shares	9,262	$13,506
Growthpoint Properties Ltd.	18,507	36,219
Hyprop Investments Ltd.	2,272	15,409
Redefine Properties Ltd.	31,161	24,774
Resilient REIT Ltd.	1,897	9,236

Total Equity Real Estate Investment Trusts (REITs)		99,144

Real Estate Management & Development - 3.8%
Agile Group Holdings Ltd.	6,000	7,937
Ayala Land Inc.	72,300	61,603
BR Malls Participacoes SA	14,800	59,114	*
China Evergrande Group	9,000	28,158
China Jinmao Holdings Group Ltd.	30,000	15,140
China Overseas Land & Investment Ltd.	14,000	52,634
China Resource Land Ltd.	10,000	38,870
China Vanke Co., Ltd., Class H Shares	4,700	18,928
CIFI Holdings Group Co., Ltd.	20,000	13,126
Country Garden Holdings Co., Ltd.	26,000	36,713
Fullshare Holdings Ltd.	22,500	5,104	*
Longfor Group Holdings Ltd.	5,000	15,452
Megaworld Corp.	135,000	13,368
Multiplan Empreendimentos Imobiliarios SA	5,500	39,301
NEPI Rockcastle PLC	2,270	21,458
Robinsons Land Corp.	21,500	9,098
Shimao Property Holdings Ltd.	5,000	14,146
Sino-Ocean Group Holding Ltd.	16,500	8,075
SM Prime Holdings Inc.	98,800	72,237
Sunac China Holdings Ltd.	8,000	31,606

Total Real Estate Management & Development		562,068

TOTAL REAL ESTATE		661,212

UTILITIES - 5.6%
Electric Utilities - 2.5%
Centrais Eletricas Brasileiras SA	1,200	12,320	*
CEZ AS	2,520	63,661
Enel Americas SA	282,048	57,862
Enel Chile SA	264,913	28,025
Equatorial Energia SA	800	19,359
Korea Electric Power Corp.	2,666	82,665
Power Grid Corp. of India Ltd.	15,027	39,849

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Tata Power Co., Ltd.		12,381	$12,412
Tenaga Nasional Bhd		17,800	56,060

Total Electric Utilities			372,213

Gas Utilities - 1.3%
Beijing Enterprises Holdings Ltd.		3,000	16,994
China Gas Holdings Ltd.		10,400	33,069
China Resources Gas Group Ltd.		4,000	15,650
ENN Energy Holdings Ltd.		5,100	48,681
GAIL India Ltd.		7,797	36,414
Korea Gas Corp.		342	16,629	*
Petronas Gas Bhd		4,100	18,098

Total Gas Utilities			185,535

Independent Power and Renewable Electricity Producers - 1.2%
CGN Power Co., Ltd., Class H Shares		86,000	22,468
China Longyuan Power Group Corp. Ltd., Class H Shares		24,000	17,924
China Resources Power Holdings Co., Ltd.		14,000	28,012
Colbun SA		89,929	20,514
Engie Brasil Energia SA		832	9,558
Huaneng Power International Inc., Class H Shares		32,000	20,065
Huaneng Renewables Corp., Ltd., Class H Shares		32,000	9,176
NTPC Ltd.		21,076	41,399

Total Independent Power and Renewable Electricity Producers			169,116

Water Utilities - 0.6%
Aguas Andinas SA, Class A Shares		26,754	15,876
Beijing Enterprises Water Group Ltd.		34,000	19,629	*
Cia de Saneamento Basico do Estado de Sao Paulo		1,568	18,668
Guangdong Investment Ltd.		18,000	34,317

Total Water Utilities			88,490

TOTAL UTILITIES			815,354

TOTAL COMMON STOCKS (Cost - $13,006,042)			14,212,046

	RATE
PREFERRED STOCKS - 2.4%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA	—	4,139	55,322

CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA	—	2,903	16,791

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Embotelladora Andina SA, Class B Shares	—	5,923	$23,015

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA	—	6,223	43,698

FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA	—	2,369	29,434
Bancolombia SA	—	2,728	30,333
Itau Unibanco Holding SA	—	2,785	29,648
Itausa - Investimentos Itau SA	—	3,415	12,656

TOTAL FINANCIALS			102,071

MATERIALS - 0.5%
Chemicals - 0.4%
Sociedad Quimica y Minera de Chile SA, Class B Shares	—	1,467	62,774

Metals & Mining - 0.1%
Gerdau SA	—	1,900	8,163

TOTAL MATERIALS			70,937

UTILITIES - 0.2%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA, Class B Shares	—	1,300	14,525	*
Cia Energetica de Minas Gerais	—	5,100	19,390

TOTAL UTILITIES			33,915

TOTAL PREFERRED STOCKS (Cost - $242,886)			345,749

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,248,928)			14,557,795

SHORT-TERM INVESTMENTS - 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $10,501)	2.329%	10,501	10,501

TOTAL INVESTMENTS - 99.8% (Cost - $13,259,429)			14,568,296
Other Assets in Excess of Liabilities - 0.2%			36,487

TOTAL NET ASSETS - 100.0%			$14,604,783

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are

Notes to Schedule of Investments (unaudited) (continued)

valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$1,733,912	$139,757	—		$1,873,669
Consumer Discretionary	1,325,638	167,682	$4,924		1,498,244
Consumer Staples	1,558,834	138,204	0	*	1,697,038
Energy	1,183,333	73,313	—		1,256,646
Financials	2,117,840	63,279	—		2,181,119
Health Care	743,669	138,076	—		881,745
Industrials	1,284,806	162,212	—		1,447,018
Materials	1,581,010	32,212	—		1,613,222
Other Common Stocks	1,763,345	—	—		1,763,345
Preferred Stocks	345,749	—	—		345,749

Total Long-Term Investments	13,638,136	914,735	4,924		14,557,795

Short-Term Investments†	10,501	—	—		10,501

Total Investments	$13,648,637	$914,735	$4,924		$14,568,296

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued at $5,104 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2019